Related Party Transactions and Balances - Schedule of Remuneration to Senior Management (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions and Balances [Abstract]
Salaries and other short term employee benefits	$ 412,193	$ 449,347
Payments to defined contribution pension schemes	3,723	4,470
Total remuneration to senior management	$ 415,916	$ 453,817